13F-HR
03/31/08

0000889780
koong@h3

NONE
1
Douglas L. Dethy
212-446-9330

ddethy@dccap.com

13F-HR
Form 13F Holdings Report

					UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) : 	[  ] is a restatement.
	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Douglas L. Dethy
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Douglas L. Dethy	New York, New York May 8, 2008

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
 ACT OF 1934.  /s/ Douglas L. Dethy

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total: 17

Form 13F Information Table Value total:	$328,251

List of Other Included Managers:

No.	13F File Number		Name




<PAGE



x















FORM 13F INFORMATION TABLE





























































NAME OF ISSUER

TITLE OF CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING AUTHORITY








(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE
































AMR Corporation

COM

001765106

14838

1645000

SH



Sole



1645000


American Axle & Mfg Holdings
COM

024061103

21451

1046400

SH



Sole



1046400


Citadel Broadcasting

COM

17285T106

1660

1000000

SH



Sole



1000000


Corning Incorporated

COM

219350105

32454

1350000

SH



Sole



1350000


Walt Disney Company

COM

254687106

31380

1000000

SH



Sole



1000000


The Dress Barn

COM

261570105

3235

250000

SH



Sole



250000


General Motors

COM

370442105

38100

2000000

SH



Sole



2000000


Intuitive Surgical,Inc

COM

559222401

84331

260000

SH



Sole



260000


Inverness Med Innovations

COM

46126P106

3763

125000

SH



Sole



125000


JPMorgan Chase & Co

COM

46625H100

32213

750000

SH



Sole



750000


J.C. Penney Co Inc

COM

708160106

9428

250000

SH



Sole



250000


R.H. Donnelley Corp

COM

74955W307

10120

2000000

SH



Sole



2000000


Solutia Inc.

COM

834376501

9127

651950

SH



Sole



651950


US Airways Group Inc

COM

90341W108

8616

967000

SH



Sole



967000


Verizon Communications

COM

92343V104

25515

700000

SH



Sole



700000


Volcom, Inc.

COM

92864N101

2021

100000

SH



Sole



100000

